Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax benefit of loss carryforwards	$ 610	$ 628
Liabilities currently not deductible for tax	337	263
Tax credit carryforwards	34	35
Unrealized loss on cash flow hedges and retirement liabilities	39	48
Other	11	0
Deferred tax assets, Gross, Total	1,031	974
Valuation allowance against tax benefit of loss carryforwards	(528)	(504)
Other valuation allowance	(111)	(45)
Deferred tax assets, Net, Total	392	425
Tax depreciation in excess of book depreciation	170	199
Other assets book value in excess of tax value	15	77
Unrealized gain on cash flow hedges and retirement liabilities	21	19
Other	0	30
Deferred tax liabilities, Total	206	325
Net deferred tax assets	$ 186	$ 100